Basic and diluted net earnings (loss) per share - Schedule of Earnings (Loss) per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Net earnings (loss) from continuing operations attributable to shareholders of AQN	$ 65,303	$ (14,443)
Series A and D Preferred shares dividend	10,489	8,356
Earnings (loss) from continuing operations	54,814	(22,799)
Income (loss) from discontinued operations	(1,445,820)	43,117
Net earnings (loss) attributable to common shareholders of AQN – basic (in shares)	(1,391,006)	20,318
Net earnings (loss) attributable to common shareholders of AQN – diluted (in shares)	$ (1,391,006)	$ 20,318
Weighted average number of shares
Basic (in shares)	731,721,239	688,738,717
Effect of dilutive securities (in shares)	2,328,020	2,024,509
Diluted (in shares)	734,049,259	690,763,226
Series A Share dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 5,789	$ 4,586
Series D Share dividend
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,699	$ 3,770